Balance Sheet Components - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property and equipment	$ 14,985	$ 14,335
Less: accumulated depreciation	(11,355)	(9,541)
Property and equipment, net	3,630	4,794
Leasehold improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment	7,052	7,052
Lab equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment	7,515	6,881
Furniture and office equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment	299	309
Computer equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment	$ 119	$ 93